Property and equipment net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Subtotal	$ 97,491	$ 130,474
Accumulated depreciation	(55,198)	(105,942)
Total	42,293	24,532
Machinery and equipment
Subtotal	64,938	62,973
Transportation equipment.
Subtotal	29,489	48,009
Office equipment
Subtotal	$ 3,064	$ 19,492